UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2010

Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:            Cambridge Investments, Ltd.
Address:         5237 HHR Ranch Road, Suite A
                 Wilson, Wyoming  83014


Form 13F File Number: 28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Tozzi
Title:   President
Phone:   (307) 733-8229

Signature, Place, and Date of Signing:
 /s/ John R. Tozzi                 Wilson, Wyoming            February 9, 2011
   [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     1. Cambridge Investment Partners, LLC

                             Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        8

Form 13F Information Table Value Total:    $111,030
                                          (thousands)




List of Other Included Managers:

     1. Cambridge Investment Partners, LLC

                                                               Market
                                                               Value    Shrs or   SH/  Put/  Investment  Other      Voting Authority
Name of Issuer                      Title of Class   Cusip     (*1000)  Prn Amt   PRN  Call  Discretion  Managers  Sole Shared  None
------------------------------------------------------------------------------------------------------------------------------------
BAKER HUGHES INC                   COM              057224107     7,685  134,431 SH           Defined    1     134,431
CAMERON INTERNATIONAL CORPORATION  COM              13342B105     7,950  156,708 SH           Defined    1     156,708
DIAMOND OFFSHORE DRILLING INC      COM              25271C102     4,193   62,709 SH           Defined    1      62,709
ENSCO PLC                          SPONSORED ADR    29358Q109    11,478  215,026 SH           Defined    1     215,026
NATIONAL OILWELL VARCO INC         COM              637071101    15,337  228,056 SH           Defined    1     228,056
SCHLUMBERGER LTD                   COM              806857108    14,666  175,635 SH           Defined    1     175,635
SELECT SECTOR SPDR TR              SBI INT-ENERGY   81369Y506    40,841  598,401 SH           Defined    1     598,401
NOBLE CORPORATION BAAR             NAMEN -AKT       H5833N103     8,880  248,258 SH           Defined    1     248,258

                                                                111,030


